                        DELAWARE GROUP GOVERNMENT FUNDS

                     Delaware American Government Bond Fund

                            Supplement to the Fund's
                       Statement of Additional Information
                             dated October 20, 2002


From October 20, 2002 through November 18, 2002, the following information supplements the Fund's Statement of Additional Information.

The Fund's Board of Trustees approved changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Those sales charges are included in the Fund's current Statement of Additional Information dated October 20, 2002. Because those sales charges are not yet effective, the current sales charges, and the relevant performance and fee information reflecting such sales charges, are provided in this supplement for your information until November 18, 2002. Please carefully review both sets of sales charges with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

Until November 18, 2002, the Class A sales charge schedule will continue to be 4.75% for purchase amounts less than $100,000; 3.75% for purchase amounts from $100,000 to $249,999; 2.50% for purchase amounts from $250,000 to $499,999;
2.00% for purchase amounts from $500,000 to $999,999; and no sales charge on purchases of $1 million or more. The current Class B contingent deferred sales charge (CDSC) is 4.00% during the first and second years, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will continue to be $250,000. The Class C CDSC and purchase amount are not affected.

Until November 18, 2002, the old sales charge schedules for Class A shares and Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on page 17; "Purchasing Shares" on pages 24 and 25; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 34; and "Redemption and Exchange" on page 46.


The following average annual total return table, yield information, and cumulative total return table replace the similar tables and information on pages 18 and 21. Past performance is not a guarantee of future results:

Average Annual Total Return(1)
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                                   1 year ended      3 years ended     5 years ended     10 years ended       Life of Fund
                                   7/31/01           7/31/01           7/31/01           7/31/01
-------------------------------------------------------------------------------------------------------------------------------
Class A  (at offer)(2)             2.79%             6.56%             5.30%             5.18%                6.81%
(Inception 8/16/85)
-------------------------------------------------------------------------------------------------------------------------------
Class A (at NAV)                   12.14%            5.76%             6.70%             6.18%                7.06%
(Inception 8/16/85)
-------------------------------------------------------------------------------------------------------------------------------
Class B (including CDSC)(3)        2.88%             6.77%             5.30%             N/A                  5.52%
(Inception 5/2/94)
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Class B (excluding CDSC)           11.36%            5.02%             5.96%             N/A                  5.33%
(Inception 5/2/94)
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Class C (including CDSC)           10.36%            5.02%             5.96%             N/A                  5.20%
(Inception 11/29/95)
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Class C (excluding CDSC)           11.36%            5.02%             5.96%             N/A                  5.20%
(Inception 11/29/95)
-------------------------------------------------------------------------------------------------------------------------------
Institutional Class                12.46%            6.07%             7.01%             6.49%                7.31%
(Inception 6/1/92)
-------------------------------------------------------------------------------------------------------------------------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule.

         The yield formula will be used in calculating quotations of yield for each Class, based on specific 30-day periods identified in advertising by the Fund. The yields of the Class A Shares, Class B Shares, Class C Shares and the Institutional Class as of July 31, 2001 using this formula were 4.00%, 4.00%, 3.99% and 4.98%, respectively. Yield calculation assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC. Actual yield on Class A Shares may be affected by variations in sales charges on investments.


Cumulative Total Return(1)
--------------------------------------------------------------------------------------------------------------------------------
                             3 months    6 months      9 months    1 year       3 years     5 years      10 years      Life of
                              ended        ended        ended       ended        ended       ended         ended        Fund
                             7/31/01      7/31/01      7/31/01     7/31/01      7/31/01     7/31/01       7/31/01
--------------------------------------------------------------------------------------------------------------------------------
Class A (at offer)(2)         -1.52%       -0.33%       -2.33%       2.79%       20.99%      29.47%       65.74%       205.47%
(Inception 8/16/85)
--------------------------------------------------------------------------------------------------------------------------------
Class A (at NAV)               3.14%        4.38%        2.25%       7.66%       26.62%      35.64%       73.64%       219.89%
(Inception 8/16/85)
--------------------------------------------------------------------------------------------------------------------------------
Class B                       -1.04%        0.01%       -2.23%       2.88%       21.71%      29.44%          N/A        55.79%
(including CDSC)(3)
(Inception 5/2/94)
--------------------------------------------------------------------------------------------------------------------------------
Class B                        2.49%        3.09%        8.47%      11.36%       15.84%      33.55%          N/A        45.75%
(excluding CDSC)
(Inception 5/2/94)
--------------------------------------------------------------------------------------------------------------------------------
Class C                        1.49%        2.09%        7.47%      10.36%       15.84%      33.56%          N/A        33.33%
(including CDSC)
(Inception 11/29/95)
--------------------------------------------------------------------------------------------------------------------------------
Class C                        2.49%        3.09%        8.47%      11.36%       15.84%      33.56%          N/A        33.33%
(excluding CDSC)
(Inception (1/29/95)
--------------------------------------------------------------------------------------------------------------------------------
Institutional  Class           2.75%        3.60%        9.28%      12.46%       19.35%      40.35%       87.61%        208.17%
(Inception 6/1/92)
--------------------------------------------------------------------------------------------------------------------------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule.

The date of this Supplement is October 20, 2002.